                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one):        [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager:

Name:                                   United Fire & Casualty Company
Address:                                118 Second Ave., S.E.
                                        Cedar Rapids, IA 52407

Form 13F File Number:                   28-6427

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:                                   Dianne M. Lyons
Title:                                  Controller
Phone:                                  319-399-5723

Signature, Place and Date of Signing:

/s/ Dianne M. Lyons                     Cedar Rapids, IA 02-16-04
----------------------------------------
Dianne M. Lyons

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:        191

Form 13F Information Table Value Total: $  142,408 (in thousands)

List of Other Included Managers:              NONE

FORM 13F INFORMATION TABLE

                                   TITLE OF                  VALUE    SHARES/  SH/  PUT/  INVSTMNT   OTHER     ---VOTING AUTHORITY--
       NAME OF ISSUER               CLASS       CUSIP      (x $1000)  PRN AMT  PRN  CALL  DSCRETN   MANAGERS    SOLE   SHARED   NONE
====================================================================================================================================
AT&T Wireless Services Inc.        Common     00209A-10-6         64    8,000             Defined               8,000
Abbott Laboratories                Common     002824-10-0      7,456  160,000             Sole                160,000
ACME Communications Inc.           Common     004631-10-7         18    2,000             Defined               2,000
Agilysys Inc                       Common     00847J-10-5      2,578  231,187             Sole                231,187
Agilysys Inc                       Common     00847J-10-5        539   48,384             Sole                 48,384
Alcoa Inc                          Common     013817-10-1         76    2,000             Defined               2,000
Alderwoods Group Inc               Common     014383-10-3        362   38,421             Sole                 38,421
Allegheny Energy Inc.              Common     017361-10-6         64    5,000             Defined               5,000
Alliant Energy                     Common     018802-10-8        172    6,900             Defined               6,900
Alliant Energy Corporation         Common     018802-10-8        996   40,000             Sole                 40,000
Alliant Energy Corporation         Common     018802-10-8      2,047   82,200             Sole                 82,200
Allied Capital Corp                Common     01903Q-10-8         84    3,000             Defined               3,000
ALLTEL Corporation                 Common     020039-10-3        466   10,000             Sole                 10,000
ALLTEL Corporation                 Common     020039-10-3        117    2,518             Sole                  2,518
American Capital Strategies Ltd    Common     024937-10-4         89    3,000             Defined               3,000
American Express Co                Common     025816-10-9        176    3,650             Defined               3,650
American Express Co.               Common     025816-10-9        121    2,500             Defined               2,500
American Power Conversion Corp     Common     029066-10-7         61    2,500             Defined               2,500
American Strategic Inc Port II     Common     030099-10-5        355   25,420             Sole                 25,420
Anadarko Petroleum                 Common     032511-10-7        102    2,000             Defined               2,000
Anheuser-Busch Companies Inc       Common     035229-10-3        211    4,000             Sole                  4,000
Annaly Mortgage Management Inc     Common     035710-40-9         92    5,000             Defined               5,000
Applied Materials Inc              Common     038222-10-5        171    7,600             Defined               7,600
Archer Daniels Midland             Common     039483-10-2         30    2,000             Defined               2,000
Automatic Data Processing          Common     053015-10-3        147    3,700             Defined               3,700
Avery Dennison Corp.               Common     053611-10-9        123    2,200             Defined               2,200
Aztar Corp.                        Common     054802-10-3         68    3,000             Defined               3,000
BCE Inc                            Common     05534B-10-9        362   16,200             Sole                 16,200
BP ADR PLC                         Common     055622-10-4         99    2,000             Defined               2,000
BRE Properties Inc                 Common     05564E-10-6        601   18,000             Sole                 18,000
Bank Of America Corp               Common     060505-10-4         80    1,000             Defined               1,000
Bank of America Corporation        Common     060505-10-4      5,630   70,000             Sole                 70,000
Bank One Corporation               Common     06423A-10-3      1,994   43,740             Sole                 43,740
Barnes & Noble Inc                 Common     067774-10-9         66    2,000             Defined               2,000
Becton Dickinson & Co              Common     075887-10-9         82    2,000             Defined               2,000
Bell South Corporation             Common     079860-10-2        453   16,000             Sole                 16,000
Belo Corp.                         Common     080555-10-5         57    2,000             Defined               2,000
Bemis Company Inc                  Common     081437-10-5        785   15,700             Sole                 15,700
Black & Decker Corp                Common     091797-10-0         74    1,500             Defined               1,500
Boeing Company                     Common     097023-10-5      1,264   30,000             Sole                 30,000
Boeing Company                     Common     097023-10-5        211    5,000             Sole                  5,000
Boise Cascade Corp.                Common     097383-10-3         49    1,500             Defined               1,500
Burlington Northern Santa Fe       Common     12189T-10-4        523   16,158             Sole                 16,158
Burlington Resources Inc           Common     122014-10-3        386    6,972             Sole                  6,972
CH Energy Group, Inc.              Common     12541M-10-2         47    1,000             Defined               1,000
CMS Energy Corp.                   Common     125896-10-0         43    5,000             Defined               5,000
CVS Corp Delaware                  Common     126650-10-0        179    4,950             Defined               4,950
Cablevision Sys. NY Group A        Common     12686C-10-9        140    6,000             Defined               6,000
Cardinal Health Inc.               Common     14149Y-10-8        164    2,675             Defined               2,675
Cardinal Health                    Common     14149Y-10-8         92    1,500             Defined               1,500
Cincinnati Bell                    Common     171871-10-6         51   10,000             Defined              10,000
Cincinnati Financial Corp          Common     172062-10-1     12,128  290,500             Sole                290,500
Citigroup Inc                      Common     172967-10-1        177    3,650             Defined               3,650
Citizens Communications Corp.      Common     17453B-10-1         62    5,000             Defined               5,000
Commonwealth Tel. Enterprises Com  Common     203349-10-5         76    2,000             Defined               2,000
Computer Sciences Corp             Common     205363-10-4         88    2,000             Defined               2,000
ConocoPhillips                     Common     20825C-10-4         66    1,000             Defined               1,000
Crane Co.                          Common     224399-10-5         46    1,500             Defined               1,500
Cummins Inc                        Common     231021-10-6        245    5,000             Sole                  5,000
Cummins Inc                        Common     231021-10-6        712   14,545             Sole                 14,545
Dana Corp.                         Common     235811-10-6         55    3,000             Defined               3,000
Dean Foods Company                 Common     242370-10-4      1,586   48,261             Sole                 48,261
Del Monte Foods Co. Com            Common     24522P-10-3         83    8,000             Defined               8,000
Del Monte Foods Co                 Common     24522P-10-3        209   20,097             Sole                 20,097
Dial Corp.                         Common     25247D-10-1        114    4,000             Defined               4,000
Dow Chemical Company               Common     260543-10-3      2,494   60,000             Sole                 60,000
Dreyers Grand Ice Cream Hldg       Common     261878-10-2        117    1,500             Defined               1,500
Duke Energy Corp.                  Common     264399-10-6        102    5,000             Defined               5,000
Duke Energy Corporation            Common     264399-10-6      1,636   80,000             Sole                 80,000
Duquense Lt. Holdings Com.         Common     266233-10-5         92    5,000             Defined               5,000
Duquesne Light Holdings Inc        Common     266233-10-5        642   35,000             Sole                 35,000
Emerson Electric Co                Common     291011-10-4        408    6,300             Sole                  6,300
Exxon Mobil Corp                   Common     30231G-10-2        162    3,950             Defined               3,950
Exxon Mobil Corporation            Common     30231G-10-2      1,640   40,000             Sole                 40,000
Fairchild Corp. Cl A               Common     303698-10-4         25    5,000             Defined               5,000

Fedders Corp. New Com.                   Common      313135-50-1         22        3,000        Defined          3,000
Federal Home Loan                        Common      313400-30-1         58        1,000        Defined          1,000
Fannie Mae                               Common      313586-10-9        176        2,350        Defined          2,350
Federal National Mortgage Association    Common      313586-10-9        113        1,500        Defined          1,500
Federal Signal Corporation               Common      313855-10-8      1,312       74,864        Sole            74,864
Fedex Corp                               Common      31428X-10-6         68        1,000        Defined          1,000
Ferro Corp.                              Common      315405-10-0         82        3,000        Defined          3,000
Fidelity National Financial In           Common      316326-10-7        640       16,508        Sole            16,508
First Data Corp.                         Common      319963-10-4        164        4,000        Defined          4,000
First Data Corp                          Common      319963-10-4        103        2,500        Defined          2,500
Fiserv Inc                               Common      337738-10-8         79        2,000        Defined          2,000
Fisher Communications Inc.               Common      337756-20-9         45          900        Defined            900
Flowserve Corp. Com.                     Common      34354P-10-5         21        1,000        Defined          1,000
Arthur J Gallagher & Co                  Common      363576-10-9        335       10,321        Sole            10,321
Gencorp Inc.                             Common      368682-10-0         54        5,000        Defined          5,000
General Elec Co                          Common      369604-10-3        166        5,350        Defined          5,350
General Electric Company                 Common      369604-10-3      6,506      210,000        Sole           210,000
General Mills                            Common      370334-10-4         91        2,000        Defined          2,000
Genuine Parts Co.                        Common      372460-10-5         50        1,500        Defined          1,500
Gray Television Inc.                     Common      389375-10-6         30        2,000        Defined          2,000
Greater Bay Bancorp                      Common      391648-10-2        570       20,000        Sole            20,000
Gucci Group NY                           Common      401566-10-4        128        1,500        Defined          1,500
Health Management Assoc Inc Class A      Common      421933-10-2        108        4,500        Defined          4,500
Heinz, HJ Company                        Common      423074-10-3         36        1,000        Defined          1,000
H J Heinz Company                        Common      423074-10-3      1,639       45,000        Sole            45,000
Hewlett Packard Co                       Common      428236-10-3        183        7,949        Defined          7,949
Hewlett Packard Company                  Common      428291-10-8         92        4,000        Defined          4,000
Home Depot Inc                           Common      437076-10-2        169        4,750        Defined          4,750
Honeywell International Inc              Common      438516-10-6        181        5,400        Defined          5,400
Honeywell Int'l Inc.                     Common      438516-10-6        100        3,000        Defined          3,000
Honeywell International Inc              Common      438516-10-6         50        1,500        Defined          1,500
Honeywell International Inc              Common      438516-10-6        836       25,000        Sole            25,000
ITT Industries                           Common      450911-10-2         74        1,000        Defined          1,000
Inamed Corp. Com                         Common      453235-10-3         36          750        Defined            750
Intel Corp                               Common      458140-10-0        181        5,650        Defined          5,650
Intel Corp                               Common      458140-10-0         48        1,500        Defined          1,500
Intel Corporation                        Common      458140-10-0        321       10,000        Sole            10,000
Intl. Multifoods Corp.                   Common      460043-10-2         72        4,000        Defined          4,000
J P Morgan Chase & Co                    Common      46625h-10-0        165        4,500        Defined          4,500
Johnson & Johnson                        Common      478160-10-4        160        3,100        Defined          3,100
Johnson & Johnson                        Common      478160-10-4      1,550       30,000        Sole            30,000
Johnson Controls Inc                     Common      478366-10-7         58          500        Defined            500
King Pharmaceuticals Inc                 Common      495582-10-8         76        5,000        Defined          5,000
Knight Ridder Inc.                       Common      499040-10-3         77        1,000        Defined          1,000
Kroger Co                                Common      501044-10-1         93        5,000        Defined          5,000
Liberty Corp.                            Common      530370-10-5         45        1,000        Defined          1,000
Liberty Media Corp. Series A             Common      530718-10-5        119       10,000        Defined         10,000
Lin TV Corp.                             Common      532774-10-6         52        2,000        Defined          2,000
MBIA Inc                                 Common      55262C-10-0         89        1,500        Defined          1,500
Merrill Lynch & Co Inc                   Common      590188-10-8        164        2,800        Defined          2,800
Microsoft Corp.                          Common      594918-10-4        121        4,425        Defined          4,425
Midas Group Inc. Com                     Common      595626-10-2         14        1,000        Defined          1,000
Modine Mfg. Co.                          Common      607828-10-0         27        1,000        Defined          1,000
Mylan Labs                               Common      628530-10-7         88        3,500        Defined          3,500
New York Times Co Class A                Common      650111-10-7         48        1,000        Defined          1,000
Newell Rubbermaid Inc                    Common      651229-10-6        814       35,766        Sole            35,766
Nicor Inc                                Common      654086-10-7      1,021       30,000        Sole            30,000
Nisource Inc                             Common      65473P-10-5        114        5,200        Defined          5,200
Nokia Corp.                              Common      654902-20-4        156        9,200        Defined          9,200
Nstar                                    Common      67019E-10-7         49        1,000        Defined          1,000
Ohio Casualty Corporation                Common      677240-10-3        174       10,000        Sole            10,000
Old Republic Intl Corp                   Common      680223-10-4         95        3,250        Defined          3,250
Old Republic International Cor           Common      680223-10-4      3,925      154,752        Sole           154,752
Paxson Communications Corp.              Common      704231-10-9         19        5,000        Defined          5,000
Penford Corporation                      Common      707051-10-8        272       20,000        Sole            20,000
Penwest Pharmaceuticals Co.              Common      709754-10-5        518       30,000        Sole            30,000
PepsiAmericas                            Common      713448-10-8         43        2,500        Defined          2,500
PepsiCo Inc                              Common      713448-10-8        932       20,000        Sole            20,000
Pfizer Incorporated                      Common      717081-10-3        171        4,850        Defined          4,850
Pfizer Inc                               Common      717081-10-3         71        2,000        Defined          2,000
Procter & Gamble Company                 Common      742718-10-9      2,797       28,000        Sole            28,000
Progress Energy Inc                      Common      743263-10-5        866       19,131        Sole            19,131
Pulitzer Inc.                            Common      745769-10-9         81        1,500        Defined          1,500
QCR Holdings Inc                         Common      74727A-10-4      1,273       45,454        Sole            45,454
Readers Digest Assn.                     Common      755267-10-1         29        2,000        Defined          2,000
Roto Rooter Inc.                         Common      778787-10-1         92        2,000        Defined          2,000
SBC Communications Inc                   Common      78387G-10-3      2,058       78,960        Sole            78,960
SAFECO Corporation                       Common      786429-10-0      1,557       40,000        Sole            40,000
SAFECO Corporation                       Common      786429-10-0        255        6,550        Sole             6,550

Schering Plough Corp             Common           806605-10-1         170      9,750               Defined                     9,750
Schering-Plough Corporation      Common           806605-10-1         174     10,000               Sole                       10,000
Scripps E W Co. Cl A             Common           811054-20-4          47        500               Defined                       500
Sensient Technologies Corp.      Common           81725T-10-0          59      3,000               Defined                     3,000
Shopko Stores Inc                Common           824911-10-1         305     20,000               Sole                       20,000
Sprint Corp. PCS                 Common           852061-50-6          56     10,000               Defined                    10,000
TXU Corporation                  Common           873168-10-8         712     30,000               Sole                       30,000
Target Corp                      Common           87612E-10-6         106      2,750               Defined                     2,750
Texas Instruments                Common           882508-10-4         181      6,175               Defined                     6,175
Thomas & Betts Corp.             Common           884315-10-2          92      4,000               Defined                     4,000
Thomas Inds. Inc.                Common           884425-10-9          35      1,000               Defined                     1,000
Time Warner                      Common           887317-10-5         162      9,000               Defined                     9,000
Titan Corp.                      Common           888266-10-3         109      5,000               Defined                     5,000
TPG NV                           Common           892339-10-2          95      4,034               Sole                        4,034
Tribune Co.                      Common           896047-10-7          52      1,000               Defined                     1,000
US Bancorp                       Common           902973-30-4         186      6,250               Defined                     6,250
U S Bancorp                      Common           902973-30-4      22,998    772,250               Sole                      772,250
U S Bancorp                      Common           902973-30-4       1,810     60,784               Sole                       60,784
Unisource Energy Corp.           Common           909205-10-6         123      5,000               Defined                     5,000
United Fire & Casualty Co.       Common           910331-10-7       4,078    101,029               Defined                   101,029
United States Cellular Corp.     Common           911684-10-8         142      4,000               Defined                     4,000
United Technologies Corp.        Common           913017-10-9          47        500               Defined                       500
Vectren Corporation              Common           92240G-10-1         657     26,658               Sole                       26,658
Verizon Communications Com       Common           92343V-10-4         123      3,500               Defined                     3,500
Verizon Communications Inc       Common           92343V-10-4         561     16,000               Sole                       16,000
Verizon Communications Inc       Common           92343V-10-4         724     20,648               Sole                       20,648
Viacom Inc.                      Common           925524-10-0          44      1,000               Defined                     1,000
Vivendi Universal ADR            Common           92851S-20-4          49      2,000               Defined                     2,000
Wachovia Corporation             Common           929903-10-2       1,398     30,008               Sole                       30,008
Washington Mutual Inc            Common           939322-10-3         120      3,000               Defined                     3,000
Watts Water Technologies         Common           942749-10-2          44      2,000               Defined                     2,000
Wells Fargo & Company            Common           949746-10-1       6,900    117,176               Sole                      117,176
Wintrust Financial Corporation   Common           97650W-10-8      10,397    230,523               Sole                      230,523
Wyeth Corp                       Common           983024-10-0         144      3,400               Defined                     3,400
Xcel Energy Inc                  Common           98389B-10-0         110      6,500               Defined                     6,500
Xcel Energy, Inc.                Common           98389B-10-0         849     50,000               Sole                       50,000
Young Broadcasting Inc.          Common           987434-10-7         100      5,000               Defined                     5,000

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Report Summary                   191 Data Records              $  142,408           0 other managers on whose behalf report is filed